N-4	Jul. 22, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
Entity Central Index Key	0001005336
Entity Investment Company Type	N-4
Document Period End Date	Jul. 22, 2026
Amendment Flag	false
Monument Advisor Contract No. JNL-2300
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Monument Advisor Contract No. JNL-2300 | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB
Monument Advisor Select
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	The following underlying mutual funds are offered as investment options under the contract or policy. Effective October 5, 2026, the name of the investment option is updated as indicated below:
CURRENT NAME	UPDATED NAME
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB

Monument Advisor Select | Putnam Variable Trust - Putnam VT Focused U.S. Research Fund Class IB
Variable Option [Line Items]
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Focused U.S. Research Fund: Class IB